Label	Element	Value
SIIT Extended Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SIIT Extended Market Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks investment results that approximate, as closely as practicable and before expenses, the performance of the Russell Small Cap Completeness Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is managed using a passive/indexing investment approach and invests substantially all of its assets in securities (mostly common stocks) of companies that are included (at the time of purchase) in the Russell Small Cap Completeness Index (the Index). As of July 31, 2019, the market capitalization of the companies included in the Index ranged from $30 million to $72 billion. The Index is composed of securities of the companies included in the Russell 3000 Index (which includes the largest 3,000 U.S. companies), excluding the securities of companies that are constituents of the S&P 500 Index (which includes 500 leading U.S. companies). The Index is constructed to attempt to provide a comprehensive and unbiased barometer of the extended broad market of U.S. equity securities beyond that of the 500 leading U.S. companies included in the S&P 500 Index. The Fund's investment performance will depend on the Fund's tracking of the Index and the performance of the Index. The market capitalization range and the composition of the Index are subject to change.

The Fund's sub-adviser (the Sub-Adviser) selects the Fund's securities under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser), but the Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (i.e., by using economic, market or financial analyses). Instead, the Fund generally will attempt to invest in securities (including interests of real estate investment trusts (REITs)) composing the Index in approximately the same proportions as they are represented in the Index. The Fund's ability to fully replicate the performance of the Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. In some cases, it may not be possible or practicable to purchase all of the securities composing the Index or to hold them in the same weightings as they are represented in the Index. In those cases, the Fund's Sub-Adviser may employ a sampling or optimization technique to construct the Fund's portfolio. In seeking to replicate the performance of the Index, the Fund may also invest in exchange-traded funds (ETFs) and REITs that are not constituents of the Index.

The Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions. The Fund may, at times, purchase or sell index futures contracts, or options on those futures, or engage in forward or swap transactions in lieu of investing directly in the securities making up the Index or to enhance the Fund's replication of the Index's return. In addition, for liquidity purposes, the Fund may invest in securities that are not included in the Index, cash and cash equivalents or money market instruments, such as reverse repurchase agreements and money market funds. The Fund's return may not match the return of the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole.

Small and Medium Capitalization Risk — The small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Investment Style Risk — The risk that the Fund's investment approach, which attempts to replicate the performance of the Index, may underperform other segments of the equity markets or the equity markets as a whole. The Fund is also subject to the risk that the securities in which it invests may underperform other segments of the equity markets or the equity markets as a whole.

Tracking Error Risk — The risk that the Fund's performance may vary substantially from the performance of the Index as a result of cash flows, Fund expenses, imperfect correlation between the Fund's investments and the benchmark and other factors.

Sampling Risk — The Fund may not fully replicate the Index and may hold securities not included in the Index. As a result, the Fund may not track the return of the Index as well as it would have if the Fund purchased all of the securities in the Index.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Derivatives Risk — The Fund's use of futures contracts, forwards contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Credit risk, leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts, options and swaps is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Market risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Leverage Risk — The Fund's use of derivatives and repurchase agreements (which effectively constitute a form of borrowing) may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, just as you could with other investments.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past five calendar years, and by showing how the Fund's average annual returns for 1 year and 5 years, and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past five calendar years, and by showing how the Fund's average annual returns for 1 year and 5 years, and since the Fund's inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 7.22% (9/30/16) Worst Quarter: -17.80% (12/31/18) The Fund's total return from January 1, 2019 to June 30, 2019 was 19.57%.
Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.80%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2018)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	This table compares the Fund's average annual total returns to those of a broad-based index and the Russell 3000 Index. As of January 1, 2019, the Fund's benchmark changed to the Russell Small Cap Completeness Index to better reflect the investment strategies of the Fund.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

This table compares the Fund's average annual total returns to those of a broad-based index and the Russell 3000 Index. As of January 1, 2019, the Fund's benchmark changed to the Russell Small Cap Completeness Index to better reflect the investment strategies of the Fund.

SIIT Extended Market Index Fund | Russell Small Cap Completeness Index Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Small Cap Completeness Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.21%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
SIIT Extended Market Index Fund | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.24%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
SIIT Extended Market Index Fund | SIIT Extended Market Index Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	64
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	113
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 255
Annual Return 2014	rr_AnnualReturn2014	7.64%
Annual Return 2015	rr_AnnualReturn2015	(3.49%)
Annual Return 2016	rr_AnnualReturn2016	16.77%
Annual Return 2017	rr_AnnualReturn2017	18.26%
Annual Return 2018	rr_AnnualReturn2018	(9.02%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.02%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
SIIT Extended Market Index Fund | SIIT Extended Market Index Fund - Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.39%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.79%
SIIT Extended Market Index Fund | SIIT Extended Market Index Fund - Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.00%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.08%